Nature of Operations, Basis of Presentation and Going Concern (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (80,555)	$ (9,034)	$ (95,774)	$ (270)
Net cash flows in operating activities	150,744		12,481
Accumulated deficit	$ (413,649)		$ (333,094)	$ (237,320)